Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	INTANGIBLE ASSETS

As at December 31, 2023 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,388	814	81	655
Other	6	5	—	1
	1,394	819	81	656

As at December 31, 2022 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,178	738	167	607
Other	6	5	—	1
	1,184	743	167	608
Financing charges capitalized to intangible assets under development were $6 million in 2023 (2022 - $6 million). The estimated annual amortization expense for intangible assets is as follows: 2024 - $77 million; 2025 - $75 million; 2026 - $73 million; 2027 - $69 million; and 2028 - $62 million.